Derivative Financial Instruments - Schedule of Items Designated as Hedging Instruments (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Equity swaps [member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	¥ 48,511
Change in value used for calculating hedge ineffectiveness	14,860
Investments at fair value through other comprehensive income [member] | Investment securities [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	(14,376)
Carrying value [member] | Equity swaps [member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, Assets	1,856
Carrying amounts, Liabilities	30
Carrying value [member] | Investments at fair value through other comprehensive income [member] | Investment securities [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts	¥ 45,847